Tangible Equity Units - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 01, 2014	Nov. 25, 2014	Dec. 31, 2014
Class Of Stock [Line Items]
Tangible equity units, unit price			$ 1,000
Weighted-average Price Settlement, Trading Days, Settlement			20 days
Applicable market value great than $23.21 per share
Class Of Stock [Line Items]
Tangible equity unit, common stock delivered on settlement			43.0918
Applicable market less than $19.75 per share
Class Of Stock [Line Items]
Tangible equity unit, common stock delivered on settlement			50.6329
March 1, 2015
Class Of Stock [Line Items]
Redemption price per share			$ 20.00
June 1, 2015
Class Of Stock [Line Items]
Redemption price per share			18.75
September 1, 2015
Class Of Stock [Line Items]
Redemption price per share			18.75
December 1, 2015
Class Of Stock [Line Items]
Redemption price per share			$ 18.75
Units Offering
Class Of Stock [Line Items]
Period to purchase additional shares		13 days
Net proceeds from units offering net of underwriting discount and estimated offering expenses		$ 166,315
Units Offering | Tangible Equity Units
Class Of Stock [Line Items]
Equity offerings, net of costs (in shares)		150,000
Option to purchase additional shares	22,500
Units Offering | Mandatorily Redeemable Preferred Stock
Class Of Stock [Line Items]
Preferred stock, dividend percentage		7.25%
Preferred stock, initial liquidation preference per share		$ 201.58